Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 09, 2020
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Self-Indexed Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001657201
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 09, 2020
Document Effective Date	dei_DocumentEffectiveDate	Sep. 09, 2020
Prospectus Date	rr_ProspectusDate	Sep. 09, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A